As filed with the Securities and Exchange Commission on February 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21833

Helios Multi-Sector High Income Fund, Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding, Brookfield Place, 250 Vesey Street,, New York, NY 10281-1023
(Name and address of agent for service)

800-497-3746
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period:  December31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

Helios Multi-Sector High Income Fund, Inc.
Schedule of Investments (Unaudited)
December 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 7.0%
Automotive - 1.3%
Ford Motor Co. 2
(Cost $482,960)	6.50%	08/01/18	$525	$607,687
Basic Industry - 1.4%
Georgia-Pacific LLC	7.25	06/01/28	240	314,234
Georgia-Pacific LLC	7.38	12/01/25	285	388,335
Total Basic Industry
(Cost $492,785)				702,569
Energy - 1.5%
Pioneer Natural Resources Co.	6.65	03/15/17	400	471,267
SESI LLC 2	6.88	06/01/14	249	249,311
Total Energy
(Cost $600,237)				720,578
Services - 1.4%
Legrand France SA 2,6
(Cost $668,976)	8.50	02/15/25	500	663,186
Telecommunications - 1.4%
CenturyLink, Inc. 2
(Cost $674,746)	7.65	03/15/42	650	679,322
Total INVESTMENT GRADE CORPORATE BONDS
(Cost $2,919,704)				3,373,342
HIGH YIELD CORPORATE BONDS - 126.0%
Automotive - 7.5%
American Axle & Manufacturing, Inc.	7.75	11/15/19	275	298,375
American Axle & Manufacturing, Inc. 2	7.88	03/01/17	550	569,250
Chrysler Group LLC/CG Co-Issuer, Inc. 2	8.25	06/15/21	625	687,500
General Motors Financial Company, Inc. 3,4	4.75	08/15/17	200	210,298
Jaguar Land Rover Automotive PLC 3,4,6	8.13	05/15/21	475	522,500
Motors Liquidation Co. 8,9	7.13	07/15/13	250	25
Motors Liquidation Co. 8,9	8.38	07/15/33	1,500	150
Pittsburgh Glass Works LLC 3,4	8.50	04/15/16	625	575,000
Tenneco, Inc. 2	6.88	12/15/20	625	680,469
Visteon Corp.	6.75	04/15/19	86	91,590
Total Automotive
(Cost $3,356,288)				3,635,157
Basic Industry - 22.7%
AK Steel Corp. 2	7.63	05/15/20	790	687,300
Alpha Natural Resources, Inc. 2	6.25	06/01/21	750	686,250
ArcelorMittal 6	6.13	06/01/18	500	506,750
Arch Coal, Inc. 2	8.75	08/01/16	675	702,000
Associated Materials LLC/AMH New Finance, Inc. 2	9.13	11/01/17	600	609,000
Building Materials Corporation of America 3,4	6.75	05/01/21	300	331,500
Cascades, Inc. 2,6	7.75	12/15/17	625	660,937
FMG Resources August 2006 Property Ltd. 3,4,6	6.88	04/01/22	400	409,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 2	9.00	11/15/20	850	775,625
Huntsman International LLC 2	8.63	03/15/21	550	628,375
Ineos Finance PLC 3,4,6	9.00	05/15/15	325	345,312
Ineos Group Holdings SA 2,3,4,6	8.50	02/15/16	650	646,750
Masonite International Corp. 2,3,4,6	8.25	04/15/21	625	668,750
Ply Gem Industries, Inc. 2	8.25	02/15/18	625	675,000
Steel Dynamics, Inc. 2	7.63	03/15/20	325	359,125
Tembec Industries, Inc. 2,6	11.25	12/15/18	625	662,500
USG Corp. 2	9.75	01/15/18	675	764,437
Verso Paper Holdings LLC/Verso Paper, Inc.	11.75	01/15/19	425	446,250
Xerium Technologies, Inc.	8.88	06/15/18	470	423,000
Total Basic Industry
(Cost $10,706,212)				10,987,861
Capital Goods - 12.0%
AAR Corp. 3,4	7.25	01/15/22	225	238,219
Berry Plastics Corp. 2	9.50	05/15/18	625	687,500
Casella Waste Systems, Inc. 3,4	7.75	02/15/19	825	783,750
Coleman Cable, Inc.	9.00	02/15/18	300	322,500
Crown Cork & Seal Company, Inc. 2	7.38	12/15/26	775	860,250
Mueller Water Products, Inc. 2	7.38	06/01/17	625	645,312
Owens-Illinois, Inc.	7.80	05/15/18	475	547,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 2	9.00	04/15/19	625	650,000
Tekni-Plex, Inc. 3,4	9.75	06/01/19	350	381,500
Terex Corp.	6.00	05/15/21	425	447,312
Terex Corp.	6.50	04/01/20	225	238,500
Total Capital Goods
(Cost $5,424,794)				5,802,281
Consumer Cyclical - 8.4%
DineEquity, Inc. 2	9.50	10/30/18	600	681,750
Levi Strauss & Co. 2	7.63	05/15/20	675	735,750
Limited Brands, Inc.	7.60	07/15/37	375	392,812
Limited Brands, Inc.	8.50	06/15/19	250	305,000
Mead Products LLC/ACCO Brands Corp. 3,4	6.75	04/30/20	500	525,000

Helios Multi-Sector High Income Fund, Inc.
Schedule of Investments (Unaudited)
December 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Michaels Stores, Inc.	7.75%	11/01/18	$475	$521,313
Rite Aid Corp. 2	9.75	06/12/16	275	297,688
Sally Holdings LLC/Sally Capital, Inc.	6.88	11/15/19	250	276,250
YCC Holdings LLC/Yankee Finance, Inc. 7	10.25	02/15/16	325	335,595
Total Consumer Cyclical
(Cost $3,789,595)				4,071,158
Consumer Non-Cyclical - 4.0%
B&G Foods, Inc.	7.63	01/15/18	675	725,625
C&S Group Enterprises LLC 3,4	8.38	05/01/17	600	634,500
Easton-Bell Sports, Inc. 2	9.75	12/01/16	525	564,427
Total Consumer Non-Cyclical
(Cost $1,826,608)				1,924,552
Energy - 18.7%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp. 2	8.63	10/15/20	625	681,250
Calfrac Holdings L.P. 2,3,4	7.50	12/01/20	650	643,500
Crosstex Energy L.P./Crosstex Energy Finance Corp. 2	8.88	02/15/18	550	594,000
EV Energy Partners L.P./EV Energy Finance Corp. 2	8.00	04/15/19	625	663,281
Frac Tech Services LLC/Frac Tech Finance, Inc. 2,3,4	8.13	11/15/18	284	293,230
GMX Resources, Inc. 2,7	11.00	12/01/17	234	233,046
Hercules Offshore, Inc. 2,3,4	10.50	10/15/17	375	404,062
Hilcorp Energy I LP/Hilcorp Finance Co. 2,3,4	8.00	02/15/20	675	739,125
Key Energy Services, Inc.	6.75	03/01/21	375	375,000
Linn Energy LLC/Linn Energy Finance Corp. 2	8.63	04/15/20	660	719,400
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 2	8.88	03/15/18	600	616,500
Petroleum Geo-Services ASA 3,4,6	7.38	12/15/18	275	297,000
Plains Exploration & Production Co. 2	7.63	06/01/18	675	710,437
Precision Drilling Corp. 6	6.63	11/15/20	225	241,875
Quicksilver Resources, Inc. 2	11.75	01/01/16	375	370,312
Trinidad Drilling Ltd. 2,3,4,6	7.88	01/15/19	625	664,062
Venoco, Inc.	8.88	02/15/19	600	562,500
W&T Offshore, Inc.	8.50	06/15/19	220	236,500
Total Energy
(Cost $8,728,689)				9,045,080
Healthcare - 10.8%
CHS/Community Health Systems, Inc.	7.13	07/15/20	350	373,625
DJO Finance LLC/DJO Finance Corp. 3,4	9.88	04/15/18	325	335,563
HCA, Inc. 2	8.00	10/01/18	625	723,438
Health Management Associates, Inc. 2	7.38	01/15/20	625	675,000
inVentiv Health, Inc. 3,4	9.00	01/15/18	425	429,250
inVentiv Health, Inc. 3,4	10.25	08/15/18	245	211,313
Kindred Healthcare, Inc.	8.25	06/01/19	325	316,063
Jaguar Holding Company II/Jaguar Merger Sub, Inc. 2,3,4	9.50	12/01/19	625	709,375
Polymer Group, Inc. 2	7.75	02/01/19	600	643,500
Service Corporation International 2	6.75	04/01/16	750	840,000
Total Healthcare
(Cost $4,924,620)				5,257,127
Media - 9.5%
ARC Document Solutions, Inc. 2	10.50	12/15/16	600	589,500
Cablevision Systems Corp. 2	8.63	09/15/17	750	874,688
CCO Holdings LLC/CCO Holdings Capital Corp. 2	8.13	04/30/20	675	756,000
Cenveo Corp.	8.88	02/01/18	275	261,250
Clear Channel Communications, Inc. 2	9.00	03/01/21	650	580,125
Cumulus Media Holdings, Inc.	7.75	05/01/19	625	614,062
Mediacom LLC/Mediacom Capital Corp. 2	9.13	08/15/19	625	692,188
National CineMedia LLC	6.00	04/15/22	225	238,500
Total Media
(Cost $4,499,331)				4,606,313
Real Estate - 1.4%
Realogy Group LLC 2,3,4
(Cost $567,035)	7.88	02/15/19	625	681,250
Services - 17.2%
AMC Entertainment, Inc. 2	8.75	06/01/19	600	664,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2	8.25	01/15/19	625	690,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75	03/15/20	175	202,125
Beazer Homes USA, Inc. 2	9.13	06/15/18	275	286,688
Boyd Gaming Corp. 2,3,4	9.00	07/01/20	650	640,250
Caesars Entertainment Operating Company, Inc.	8.50	02/15/20	225	223,312
Caesars Entertainment Operating Company, Inc. 2	11.25	06/01/17	500	535,625
CityCenter Holdings LLC/CityCenter Finance Corp. 2	7.63	01/15/16	600	642,000
Iron Mountain, Inc. 2	8.38	08/15/21	275	305,250
MGM Resorts International 2	7.63	01/15/17	625	668,750
MGM Resorts International	8.63	02/01/19	200	223,000
MTR Gaming Group, Inc. 7	11.50	08/01/19	478	507,030
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 2,3,4	8.88	04/15/17	600	631,500
PulteGroup, Inc. 2	6.38	05/15/33	600	598,500
Standard Pacific Corp. 2	8.38	05/15/18	675	783,000

Helios Multi-Sector High Income Fund, Inc.
Schedule of Investments (Unaudited)
December 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
United Rentals North America, Inc.	8.25%	02/01/21	$350	$394,625
United Rentals North America, Inc. 2	10.25	11/15/19	275	319,000
Total Services
(Cost $7,582,429)				8,315,780
Technology & Electronics - 2.7%
First Data Corp. 2,3,4	8.25	01/15/21	600	600,000
First Data Corp.	9.88	09/24/15	61	62,220
Freescale Semiconductor, Inc.	8.05	02/01/20	625	621,875
Total Technology & Electronics
(Cost $1,270,871)				1,284,095
Telecommunications - 8.5%
Cincinnati Bell, Inc. 2	8.25	10/15/17	265	285,538
Cincinnati Bell, Inc.	8.75	03/15/18	550	567,875
Frontier Communications Corp. 2	7.13	03/15/19	1,050	1,141,875
Level 3 Communications, Inc. 2,3,4	8.88	06/01/19	650	692,250
PAETEC Holding Corp.	9.88	12/01/18	375	429,375
Windstream Corp. 2	7.00	03/15/19	1,000	1,022,500
Total Telecommunications
(Cost $3,800,696)				4,139,413
Utility - 2.6%
Calpine Corp. 2,3,4	7.25	10/15/17	495	527,175
NRG Energy, Inc. 2	8.50	06/15/19	675	742,500
Total Utility
(Cost $1,162,874)				1,269,675
Total HIGH YIELD CORPORATE BONDS
(Cost $57,640,042)				61,019,742
TERM LOANS - 0.4%
Texas Competitive Electric Holdings Company LLC 1,4	4.71	10/10/17	189	125,759
Texas Competitive Electric Holdings Company LLC 1,4	4.81	10/10/17	40	26,320
Texas Competitive Electric Holdings Company LLC 1,4	4.81	10/10/17	57	38,040
Total TERM LOANS
(Cost $238,761)				190,119
COMMON STOCKS - 1.3%			Shares	Value
Basic Industry - 1.0%
Huntsman Corp.
(Cost $309,392)			30,900	491,310
Telecommunications - 0.3%
Frontier Communications Corp.			17,743	75,940
Windstream Corp.			9,200	76,176
Total Telecommunications
(Cost $285,725)				152,116
Total COMMON STOCKS
(Cost $595,117)				643,426
WARRANTS - 0.4%
Auotmotive - 0.4%
General Motors Co. 5
Expiration: July 2016
Exercise Price: $10.00			6,469	126,146
General Motors Co. 5
Expiration: July 2019
Exercise Price: $18.33			6,469	80,798
Total Automotive
(Cost $384,117)				206,944
Total WARRANTS
(Cost $384,117)				206,944
Total Investments - 135.1%
(Cost $61,777,741)				65,433,573
Liabilities in Excess of Other Assets - (35.1)%				(16,997,752)
TOTAL NET ASSETS - 100.0%				$48,435,821

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 -	Variable rate security - Interest rate shown in the rate in effect as of December 31, 2012.
2 -	Portion of entire principal amount pledged as collateral for credit facility.
3 -
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2012, the total value of all such investments was $14,770,984 or 30.5% of net assets.

4 -	Private Placement.
5 -	Non-Income producing security.
6 -	Foreign security or a U.S. security of a foreign company.
7 -	Payment in kind security.
8 -	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors.
As of December 31, 2012, the total value of all such securities was $175 or less than 0.0% of net assets.
9 -	Issuer is currently in default on its regularly scheduled interest payment.

HELIOS FUNDS
Notes to Financial Statements
December 31, 2012 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the traded price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Boards have adopted procedures for the valuation of the Funds’ securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser.  Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.  If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee.  The Valuation Committee is comprised of senior members of the Adviser’s management team.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical investments
• Level 2-
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in the any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Helios Advantage Income Fund, Inc.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total

Level 1 - Quoted Prices	$-	$-	$-	$786,820	$236,503	$1,023,323
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,941,782	75,758,893	-	-	-	79,700,675
Level 3 - Significant Unobservable Inputs	-	200	221,805	-	-	222,005
Total	$3,941,782	$75,759,093	$221,805	$786,820	$236,503	$80,946,003

The following tables provide quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2012.  The tables are not all-inclusive, but provide information on the significant Level 3 inputs. The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of December 31, 2012	Valuation Methodology	Unobservable Input	Range
High Yield Corporate Bonds	$200	Unadjusted quoted market prices	NBIB(1)	0.01
Term Loans	221,805	Unadjusted quoted market prices	NBIB(1)	66.43
Total Fair Value for Level 3 Investments	$222,005

(1)
The Fund generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$18,920,655	$185,210	$19,105,865
Accrued Discounts (Premiums)	13,950	4,737	18,687
Realized Gain/(Loss)	115,924	-	115,924
Change in Unrealized Appreciation (Depreciation)	271,033	31,858	302,891
Purchases at cost	3,199,036	93,622	3,292,658
Sales proceeds	(6,359,189)	(93,622)	(6,452,811)
Transfers out of Level 3	(16,161,209)	-	(16,161,209)	(a)
Balance as of December 31, 2012	$200	$221,805	$222,005
Change in unrealized gains or losses relating to assets still held at reporting date	$(29,800)	$31,858	$2,058

(a)  Transferred due to an increase/decrease of observable market data for these securities primarily an increase (decrease) in trade basis information versus dealer quotes.

Helios High Income Fund, Inc.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$-	$-	$-	$570,281	$177,417	$747,698
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,112,210	53,608,523	-	-	-	56,720,733
Level 3 - Significant Unobservable Inputs	-	150	174,275	-	-	174,425
Total	$3,112,210	$53,608,673	$174,275	$570,281	$177,417	$57,642,856

The following tables provide quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2012.  The tables are not all-inclusive, but provide information on the significant Level 3 inputs. The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of December 31, 2012	Valuation Methodology	Unobservable Input	Range
High Yield Corporate Bonds	$150	Unadjusted quoted market prices	NBIB(1)	0.01
Term Loans	174,275	Unadjusted quoted market prices	NBIB(1)	66.43
Total Fair Value for Level 3 Investments	$174,425

(1)
The Fund generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$13,709,679	$145,522	$13,855,201
Accrued Discounts (Premiums)	6,858	3,722	10,580
Realized Gain/(Loss)	130,278	-	130,278
Change in Unrealized Appreciation (Depreciation)	159,973	25,031	185,004
Purchases at cost	2,052,929	73,559	2,126,488
Sales proceeds	(4,441,252)	(73,559)	(4,514,811)
Transfers out of Level 3	(11,618,315)	-	(11,618,315)	(a)
Balance as of December 31, 2012	$150	$174,275	$174,425
Change in unrealized gains or losses relating to assets still held at reporting date	$(22,350)	$25,031	$2,681

(a)  Transferred due to an increase/decrease of observable market data for these securities primarily an increase (decrease) in trade basis information versus dealer quotes.

Helios Multi-Sector High Income Fund, Inc.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$-	$-	$-	$643,426	$206,944	$850,370
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,373,342	61,019,567	-	-	-	64,392,909
Level 3 - Significant Unobservable Inputs	-	175	190,119	-	-	190,294
Total	$3,373,342	$61,019,742	$190,119	$643,426	$206,944	$65,433,573

The following tables provide quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2012.  The tables are not all-inclusive, but provide information on the significant Level 3 inputs. The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of December 31, 2012	Valuation Methodology	Unobservable Input	Range
High Yield Corporate Bonds	$175	Unadjusted quoted market prices	NBIB(1)	0.01
Term Loans	190,119	Unadjusted quoted market prices	NBIB(1)	66.43
Total Fair Value for Level 3 Investments	$190,294

(1)
The Fund generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$15,840,232	$158,751	$15,998,983
Accrued Discounts (Premiums)	9,534	4,063	13,597
Realized Gain/(Loss)	132,812	-	132,812
Change in Unrealized Appreciation (Depreciation)	211,534	27,305	238,839
Purchases at cost	2,899,782	80,239	2,980,021
Sales proceeds	(5,122,346)	(80,239)	(5,202,585)
Transfers out of Level 3	(13,971,373)	-	(13,971,373)	(a)
Balance as of December 31, 2012	$175	$190,119	$190,294
Change in unrealized gains or losses relating to assets still held at reporting date	$(26,075)	$27,305	$1,230

(a)  Transferred due to an increase/decrease of observable market data for these securities primarily an increase (decrease) in trade basis information versus dealer quotes.

Helios Strategic Income Fund, Inc.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Commercial Mortgage- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$-	$-	$-	$-	$2,956,789	$177,417	$3,134,206
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	8,475,746	8,425,746	34,923,866	-	-	-	51,645,245
Level 3 - Significant Unobservable Inputs	-	-	150	158,432	-	-	158,582
Total	$8,475,746	$8,425,746	$34,924,016	$158,432	$2,956,789	$177,417	$54,938,033

The following tables provide quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2012.  The tables are not all-inclusive, but provide information on the significant Level 3 inputs. The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of December 31, 2012	Valuation Methodology	Significant Unobservable Input	Range
High Yield Corporate Bonds	$150	Unadjusted quoted market prices	NBIB(1)	0.01
Term Loans	158,432	Unadjusted quoted market prices	NBIB(1)	66.43
Total Fair Value for Level 3 Investments	$158,582

(1)
The Funds generally use prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Commercial Mortgage- Backed Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$8,205,705	$11,827,302	$132,293	$20,165,300
Accrued Discounts (Premiums)	(47,038)	8,109	3,386	(35,543)
Realized Gain/(Loss)	-	140,071	-	140,071
Change in Unrealized Appreciation (Depreciation)	317,079	113,056	22,753	452,888
Purchases at cost	-	1,478,928	66,866	1,545,794
Sales proceeds	-	(4,326,518)	(66,866)	(4,393,384)
Transfers out of Level 3	(8,475,746)	(9,420,798)	-	(17,716,544)	(a)
Balance as of December 31, 2012	$8,456,911	$150	$158,432	$158,582
Change in unrealized gains or losses relating to assets still held at reporting date	$286,122	$(22,350)	$22,753	$403

(a)  Transferred due to an increase/decrease of observable market data for these securities primarily an increase (decrease) in trade basis information versus dealer quotes.

Credit facility: The Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended December 31, 2012, the average interest rate paid on the amounts outstanding under the line of credit was 1.17% for each of the Funds.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at December 31, 2012	23,700,000	17,425,000	19,800,000	15,950,000
Line of credit amount unused at December 31, 2012	3,300,000	1,575,000	2,200,000	2,050,000
Average balance outstanding during the period	23,700,000	17,425,000	19,800,000	15,950,000
Interest expense incurred on line of credit during the period	237,030	169,089	194,635	158,481

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at December 31, 2012.

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$76,151,577	$5,803,219	$(1,008,793)	$4,794,426
Helios High Income Fund, Inc.	54,353,436	4,115,662	(826,242)	3,289,420
Helios Multi-Sector High Income Fund, Inc.	61,777,741	4,581,734	(925,902)	3,655,832
Helios Strategic Income Fund, Inc.	51,173,549	4,724,894	(960,410)	3,764,484

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Helios Multi-Sector High Income Fund, Inc.

By (Signature and Title)	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: February 26, 2013

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: February 26, 2013

By (Signature and Title)*	/s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date: February 26, 2013

* Print the name and title of each signing officer under his or her signature.